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BLANKK
THIRD QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia Strategic New York Municipal Income Fund

Portfolio of Investments
Columbia Strategic New York Municipal Income Fund, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Strategic New York Municipal Income Fund | 2026
2
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds 94 .5%
Education 10.5%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Series A
04/01/2037 4.000% 1,000,000 908,484
Build NYC Resource Corp.
(a)
Revenue Bonds
09/01/2059 5.000% 1,000,000 873,041
07/01/2060 6.000% 1,000,000 1,000,684
06/01/2062 5.750% 1,000,000 943,003
Series A
10/15/2045 5.125% 1,000,000 989,986
07/01/2046 6.250% 200,000 200,019
11/01/2051 4.000% 700,000 545,185
06/15/2063 5.500% 1,000,000 964,077
Build NYC Resource Corp.
Revenue Bonds
07/01/2033 5.750% 1,040,000 1,040,162
09/01/2043 4.000% 1,000,000 919,018
07/01/2062 5.250% 1,000,000 991,271
Hempstead Town Local Development Corp.
Revenue Bonds
Series A
06/15/2057 5.500% 500,000 480,275
Madison County Capital Resource Corp.
Refunding Revenue Bonds
07/01/2043 5.000% 550,000 592,390
Monroe County Industrial Development Corp.
(a)
Revenue Bonds
Series A
07/01/2057 6.000% 750,000 735,001
New York State Dormitory Authority
Unrefunded Revenue Bonds
Series C (AG), (ST AID WITHHLDG)
10/01/2036 5.125% 15,000 15,023
Refunding Revenue Bonds
07/01/2042 5.250% 500,000 538,630
Total 11,736,249
General Obligations 7.2%
City of New York
General Obligation Unlimited
Series A-1
09/01/2046 4.000% 3,000,000 2,728,840
Series C
03/01/2053 5.250% 1,000,000 1,028,277
Series D-1
05/01/2042 5.250% 1,250,000 1,319,549
05/01/2043 5.250% 1,000,000 1,050,616
Series E1
04/01/2050 4.000% 1,000,000 879,236
Series G
02/01/2046 5.250% 500,000 534,896
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Commonwealth of Puerto Rico
(b)
11/01/2051 0.000% 434,951 317,514
Commonwealth of Puerto Rico
(b),(c)
Series CW
11/01/2043 0.000% 285,284 203,265
Total 8,062,193
Hospital 9.4%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Series A
05/01/2050 5.250% 1,000,000 1,041,507
Brookhaven Local Development Corp.
Refunding Revenue Bonds
11/01/2036 5.250% 750,000 752,066
Revenue Bonds
Series A
11/01/2055 4.000% 1,000,000 831,747
Genesee County Funding Corp.
Refunding Revenue Bonds
Series A
12/01/2052 5.250% 500,000 501,090
Huntington Local Development Corp.
Revenue Bonds
Series A
07/01/2056 5.250% 2,000,000 1,717,896
New York State Dormitory Authority
Refunding Revenue Bonds
Series A
09/01/2050 4.000% 1,000,000 815,041
05/01/2054 4.000% 1,000,000 851,565
Revenue Bonds
10/01/2049 5.250% 2,000,000 2,042,271
Tompkins County Development Corp.
Refunding Revenue Bonds
Series A
07/01/2044 5.000% 1,655,000 1,655,477
Ulster County Capital Resource Corp.
Refunding Revenue Bonds
09/15/2047 5.250% 500,000 474,390
Total 10,683,050
Housing 9.8%
New York City Housing Development Corp.
Refunding Revenue Bonds
12/15/2031 4.375% 1,000,000 1,009,991
Series A-3A
11/01/2039 3.800% 1,310,000 1,201,198
Series B-1-B
11/01/2049 3.650% 875,000 738,732
Revenue Bonds
Series G-1
11/01/2047 3.700% 2,000,000 1,644,911
Series K
11/01/2048 4.000% 735,000 644,388

Portfolio of Investments
(continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2026 (Unaudited)
Columbia Strategic New York Municipal Income Fund | 2026
3
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
New York State Housing Finance Agency
Revenue Bonds
Series D (SONYMA)
11/01/2044 3.700% 1,000,000 888,973
Series H (FHLMC), (FNMA), (GNMA), (SONYMA)
11/01/2044 3.150% 840,000 654,213
11/01/2047 3.650% 1,360,000 1,164,527
Series I (FNMA), (SONYMA)
11/01/2039 3.000% 800,000 702,245
Series L (FHLMC), (FNMA), (GNMA), (SONYMA)
11/01/2037 3.300% 540,000 491,288
Series M (FHLMC), (FNMA), (GNMA), (SONYMA)
11/01/2042 3.650% 750,000 661,492
State of New York Mortgage Agency Homeowner Mortgage
Revenue
Refunding Revenue Bonds
Series 217
04/01/2039 3.625% 135,000 124,424
Series 218
AMT
04/01/2038 3.850% 170,000 157,894
Revenue Bonds
Series 250 (SONYMA)
10/01/2053 4.900% 960,000 927,606
Total 11,011,882
Industrial Development Revenue 3.0%
Build NYC Resource Corp.
(a)
Refunding Revenue Bonds
AMT
01/01/2035 5.000% 650,000 650,721
New York Liberty Development Corp.
Revenue Bonds
10/01/2037 5.500% 260,000 298,364
New York Transportation Development Corp.
Revenue Bonds
AMT
04/30/2053 4.000% 1,000,000 861,154
Oneida Indian Nation of New York
(a),(b)
Revenue Bonds
Series B
09/01/2043 6.000% 500,000 534,232
Western Regional Off-Track Betting Corp.
(a)
Refunding Revenue Bonds
12/01/2041 4.125% 1,000,000 936,874
Total 3,281,345
Lease Revenue 0.3%
New York Liberty Development Corp.
Refunding Revenue Bonds
Series A
11/15/2051 3.000% 500,000 343,476
Other Revenue 7.6%
Battery Park City Authority
Refunding Revenue Bonds
11/01/2044 5.000% 1,000,000 1,087,556
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Metropolitan Transportation Authority Dedicated Tax Fund
(d)
Refunding Revenue Bonds
Series A
11/15/2032 0.000% 2,500,000 2,011,926
New York Convention Center Development Corp.
Refunding Revenue Bonds
Series A
11/15/2045 5.000% 600,000 634,843
Suffolk Regional Off-Track Betting Corp.
Revenue Bonds
12/01/2053 6.000% 1,000,000 1,016,679
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series A
05/15/2051 4.000% 2,000,000 1,797,947
Series C
11/15/2043 5.000% 1,000,000 1,061,650
Trust for Cultural Resources of The City of New York
Refunding Revenue Bonds
08/01/2036 5.000% 540,000 611,558
Revenue Bonds
Series A
12/01/2035 5.000% 335,000 372,033
Total 8,594,192
Special Tax Revenue 19.1%
New York City Transitional Finance Authority Future Tax Secured
Revenue
Refunding Revenue Bonds
Series F-1
11/01/2039 5.000% 1,195,000 1,281,730
Series G-1
11/01/2037 5.000% 1,000,000 1,108,625
Revenue Bonds
Series A-1
05/01/2047 5.000% 1,000,000 1,028,762
08/01/2048 4.000% 3,000,000 2,748,934
Series D
05/01/2052 5.500% 1,500,000 1,590,006
New York State Dormitory Authority
Refunding Revenue Bonds
Series A
03/15/2050 5.250% 1,830,000 1,922,203
03/15/2054 4.000% 2,000,000 1,748,118
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
(b)
Revenue Bonds
Series A-1
07/01/2058 5.000% 1,000,000 960,798
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
(b),(d)
Revenue Bonds
Series A-1
07/01/2046 0.000% 4,801,000 1,746,992
07/01/2051 0.000% 4,449,000 1,176,294
Triborough Bridge & Tunnel Authority Sales Tax Revenue
Revenue Bonds
Series A
05/15/2062 5.250% 1,000,000 1,026,577
05/15/2063 5.500% 2,000,000 2,078,403

Portfolio of Investments
(continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2026 (Unaudited)
Columbia Strategic New York Municipal Income Fund | 2026
4
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Series A-1
05/15/2064 5.250% 3,000,000 3,070,093
Total 21,487,535
Tobacco 3.4%
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Series A-2B
06/01/2051 5.000% 1,000,000 722,648
TSASC, Inc.
Refunding Revenue Bonds
Series A
06/01/2041 5.000% 3,000,000 3,013,952
Total 3,736,600
Transportation 13.9%
Build NYC Resource Corp.
Revenue Bonds
AMT
07/01/2055 5.500% 1,000,000 1,016,705
Metropolitan Transportation Authority
Revenue Bonds
Series C-1
11/15/2050 5.000% 2,000,000 2,010,083
New York City Industrial Development Agency
Refunding Revenue Bonds
Series A
07/01/2028 5.000% 765,000 765,380
New York State Thruway Authority
Refunding Revenue Bonds
Series A
01/01/2045 5.000% 250,000 265,530
New York Transportation Development Corp.
Refunding Revenue Bonds
AMT
08/01/2031 3.000% 1,300,000 1,249,140
Series A
AMT
12/01/2041 4.000% 600,000 543,771
Revenue Bonds
AMT
04/01/2040 5.625% 1,500,000 1,589,811
12/01/2042 4.000% 1,000,000 906,037
06/30/2060 5.375% 3,000,000 2,976,794
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Series 248
01/15/2055 5.000% 1,000,000 1,027,610
Revenue Bonds
Series 85
03/01/2028 5.375% 790,000 808,036
Series 93
06/01/2094 6.125% 2,250,000 2,253,533
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series A-1
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
11/15/2047 5.250% 250,000 268,058
Total 15,680,488
Utilities 3.1%
Long Island Power Authority
(e)
Refunding Revenue Bonds
Series B
09/01/2048 5.000% 1,000,000 1,037,876
New York Energy Finance Development Corp.
(c)
Revenue Bonds
07/01/2056 5.000% 1,000,000 1,016,756
New York Power Authority
Revenue Bonds
Series A
11/15/2054 4.000% 1,000,000 887,658
Puerto Rico Electric Power Authority
(b),(f)
Revenue Bonds
Series A
07/01/2042 5.000% 500,000 363,750
Series XX
07/01/2040 5.250% 375,000 272,813
Total 3,578,853
Water and Sewer 7.2%
New York City Municipal Water Finance Authority
Revenue Bonds
Series AA
06/15/2054 4.000% 1,000,000 876,459
Series AA-1
06/15/2053 5.250% 2,000,000 2,080,735
Series BB
06/15/2047 5.000% 1,000,000 1,046,769
06/15/2055 5.250% 3,000,000 3,131,583
Puerto Rico Commonwealth Aqueduct & Sewer Authority
(a),(b)
Refunding Revenue Bonds
Series A
07/01/2047 5.000% 925,000 932,698
Total 8,068,244
Total Municipal Bonds
(Cost $ 110,736,775 ) 106,264,107
Issuer ... Yield
Principal
Amount ($) .
...
Value ($)
Variable Rate Demand Notes 3 .4%
General Obligations 0.9%
City of New York
(c)
General Obligation Unlimited
Series A-5
08/01/2044 3.050% 1,000,000 1,000,000
Special Tax Revenue 1.6%
New York City Transitional Finance Authority Future Tax Secured
Revenue
(c)
Revenue Bonds
Series A-4
08/01/2045 3.050% 1,000,000 1,000,000
Series E-3

Portfolio of Investments
(continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2026 (Unaudited)
Columbia Strategic New York Municipal Income Fund | 2026
5
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Issuer ... Yield
Principal
Amount ($) .
...
Value ($)
Variable Rate Demand Notes (continued)
02/01/2045 3.050% 850,000 850,000
Total 1,850,000
Water and Sewer 0.9%
New York City Municipal Water Finance Authority
(c)
Revenue Bonds
06/15/2043 3.050% 1,000,000 1,000,000
Total Variable Rate Demand Notes
(Cost $ 3,850,000 ) 3,850,000
. Shares
.....
Value ($)
Money Market Funds 2 .3%
BlackRock Liquidity Funds MuniCash,
Institutional Class, 2.187%
(g)
2,627,939 2,628,202
1 1 1
Total Money Market Funds
(Cost $ 2,628,202 ) 2,628,202
Total Investments in Securities
(Cost $ 117,214,977 ) 112,742,309
Other Assets & Liabilities, Net (169,252)
Net Assets 112,573,057
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $9,305,521, which represents 8.27% of total net assets.
(b) Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United
States. At July 31, 2026, the total value of these securities amounted to $6,508,356, which represents less than 0.01%.
(c) Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2026.
(d) Zero coupon bond.
(e) Represents a security purchased on a when-issued basis.
(f) Represents a security in default.
(g) The rate shown is the seven-day current annualized yield at July 31, 2026.
Abbreviation Legend
AG Assured Guaranty Inc.
AMT Alternative Minimum Tax
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SONYMA State of New York Mortgage Agency
ST AID
WITHHLDG State Aid Withholding

3QT205_(09/26)
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